Equity (Details) - Schedule of Share-Based Compensation Expense - Share-based compensation expense [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	$ 915	$ 1,409
Cost of revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	8	68
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	292	379
Sales and marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	124	209
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	$ 491	$ 753